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May 2, 2008

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Genworth Life & Annuity VA Separate Account 2
     Genworth Life and Annuity Insurance Company
     File Nos. 333-133425; 811-21892

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") and Genworth Life and Annuity Insurance Company, we certify that the form of the prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 2 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 25, 2008, and became effective on May 1, 2008.

Please contact the undersigned at 804.281.6910 should you have any questions regarding this filing.

Sincerely,


/s/ Heather Harker
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Heather Harker
Vice President and Associate General Counsel